Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets
(5)	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets include the following:

(in thousands)	December 31, 2017	December 31, 2016
Insurance premiums	$421	$501
Financing costs	70	—
Security deposit	50	50
Other[1]	159	147
Total prepaid expenses and other current assets	$700	$698

[1]Other consists of various prepaid expenses and other current assets, with no individual item accounting for more than 5% at December 31, 2017 and 2016.